Summary of Significant Accounting Policies - Reconciliation of Sales Allowances (Details) - Sales Allowances - USD ($) $ in Thousands	1 Months Ended	11 Months Ended	12 Months Ended
	Jan. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance beginning			$ 3,866	$ 1,965
Charges		$ 6,408	24,427	13,903
Deductions		(6,068)	(16,366)	(12,002)
Balance ending		1,965	$ 11,927	$ 3,866
Predecessor
Valuation And Qualifying Accounts Disclosure [Line Items]
Balance beginning	$ 2,411	$ 1,625
Charges	306
Deductions	(1,092)
Balance ending	$ 1,625